Accounts receivable net	12 Months Ended
Dec. 31, 2025
Accounts receivable, net

Note 4: Accounts receivable, net

Accounts receivable, net consisted of the following at December 31,:

	2025	2024
	US$’000	US$’000

Contract receivables	1,995	1,386
Less: allowance for doubtful accounts	-	-
	1,995	1,386

The roll-forward of activity in the allowance for doubtful accounts was as follows for the years ended December 31:

	2025	2024
	US$’000	US$’000

Balance at beginning of period	-	-
Add: change in allowances	-	-
Balance at end of period	-	-

The following is an aging analysis of accounts receivable, net at December 31:

	2025	2024
	US$’000	US$’000

Current	481	422
Past due
1-30 days	1,215	397
31-60 days	36	224
61-90 days	32	183
Greater than or equal to 91 days	231	160
	1,514	964
	1,995	1,386

ZHEJIANG TIANLAN [Member]
Accounts receivable, net
4.	Accounts receivable, net

Accounts receivable, net consisted of the following at December 31:

	2025	2024
	RMB’000	RMB’000
Contract receivables	158,905	171,008
Less: allowance for doubtful accounts	(40,092)	(35,952)

	118,813	135,056

The roll-forward of activity in the allowance for doubtful accounts was as follows for the years ended December 31:

	2025	2024
	RMB’000	RMB’000

Balance at beginning of year	35,952	29,644
Add: provision for allowances	6,965	6,308
Less: reversal of provision for doubtful accounts	(2,465)	-
Less: write-off of doubtful accounts	(360)	-

Balance at end of year	40,092	35,952

The following is an aging analysis of accounts receivable, net at December 31:

	2025	2024
	RMB’000	RMB’000

Within 1 year	88,639	100,254
1 year - 2 years	22,329	30,292
2 years - 3 years	12,659	10,701
3 years - 4 years	3,547	3,515
4 years - 5 years	5,118	456
Over 5 years	26,613	25,790
Less: allowance for doubtful accounts	(40,092)	(35,952)

	118,813	135,056

At December 31, 2025, the accounts receivable, net pledged as security for the Company’s bank loans and third party loans amounted to RMB Nil (2024: RMB Nil).